ORGANIZATION (Tables)	12 Months Ended
Mar. 31, 2021
ORGANIZATION
Summary of obligations that are subject to potential compromise

As at March 31, 2021, in connection with the CCAA proceedings, the Company identified the following obligations that are subject to potential compromise:

Amounts in 000's

Trade and other payables	$505,736
Current portion of long term debt	530,700

Total liabilities subject to compromise	$1,036,436